Interim Condensed Consolidated Statements of Cash Flows - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (2,867)	$ (2,542)	$ (8,211)	$ (8,104)	$ (9,445)	$ (9,468)
Adjustments to reconcile net loss to net cash used in operations:
Depreciation	28	47	92	239	284	251
Stock based compensation	537	371	1,500	1,056	1,664	1,638
Loss (Profit) from exchange differences on cash and cash equivalents	(29)	11	11	64	(159)	269
Interest and exchange differences from operating lease liability	13	(56)	(29)	(78)		(49)
Severance pay asset and liability	(1)	(1)	(14)	53	50	(8)
Interest income in respect of deposits		167	96	(22)	(49)	(34)
Changes in operating assets and liability items:
Decrease (increase) in accounts receivable	(154)	158	460	60	(1,312)	(52)
Decrease (increase) in inventory	111	(58)	176	(152)	126	(463)
Decrease in operating lease liability	(114)	(115)	(340)	(225)	(391)	(233)
Decrease in right-of-use asset	111	117	338	211	381	261
Decrease (increase)in other current and non-current assets	23	95	(202)	(292)	(247)	162
Increase (decrease) in accounts payable	9	(481)	14	(4)	(10)	194
Decrease in contract fulfillment assets	13	60	133	179	239	180
Decrease in current and non-current contract liabilities	(101)	(110)	(228)	(793)	(1,322)	1,224
Increase in accrued compensation expenses	187	307	606	396	181	10
Increase (decrease) in related parties	9	5	10	(6)	(17)	19
Increase (decrease) in other current and non-current liabilities	26	(230)	66	80	18	4
Net cash flows used in operating activities	(2,199)	(2,255)	(5,522)	(7,338)	(10,009)	(6,095)
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of property and equipment	(8)	(37)	(38)	(94)	(113)	(118)
Withdrawal of short terms deposits		15,000	8,000	18,000	21,500	14,500
Investment in short term deposits				(18,500)	(26,500)	(6,500)
Net cash flows provided by (used in) investing activities	(8)	14,963	7,962	(594)	(5,113)	7,882
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from issuance of shares and warrants	9,850	(78)	9,850	13,835	13,809
Net cash flows provided by (used in) financing activities	9,850	(78)	9,850	13,835	13,809
INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS AND RESTRICTED CASH	7,643	12,630	12,290	5,903	(1,313)	1,787
BALANCE OF CASH AND CASH EQUIVALENTS AND RESTRICTED CASH AT BEGINNING OF THE PERIOD	13,552	3,319	8,945	10,099	10,099	8,581
LOSS (PROFIT) FROM EXCHANGE DIFFERENCES ON CASH AND CASH EQUIVALENTS AND RESTRICTED CASH	29	(11)	(11)	(64)	159	(269)
BALANCE OF CASH AND CASH EQUIVALENTS AND RESTRICTED CASH AT THE END OF THE PERIOD	21,224	15,938	21,224	15,938	8,945	10,099
Non cash activities
Right-of-use assets obtained in exchange for operating lease liabilities	47	1,112	167	1,577	1,506	155
Termination of right-of-use assets in exchange for cancellation of operating lease obligations		$ (27)	$ (55)	$ (52)	$ (52)